Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss from operations	$ (395,756)	$ (467,914)	$ (410,199)
Adjustments to reconcile net loss to net cash used in operating activities of operations:
Amortization of capitalized contract costs	437,285	398,174	0
Amortization of subscriber acquisition costs	0	0	206,153
Amortization of customer relationships	74,538	84,174	94,863
Gain on fair value changes of equity securities	(2,254)	(477)	0
Depreciation and amortization of property, plant and equipment and other intangible assets	31,617	31,734	28,239
Amortization of deferred financing costs and bond premiums and discounts	4,703	5,152	6,586
Loss (gain) on sale or disposal of assets	1,121	(49,762)	458
Loss on early extinguishment of debt	806	14,571	23,062
Stock-based compensation	4,241	2,505	1,595
Provision for doubtful accounts	25,043	19,405	22,465
Deferred income taxes	606	(2,149)	929
Changes in operating assets and liabilities, net of acquisitions:
Accounts and notes receivable, net	(34,486)	(34,008)	(49,590)
Inventories	(13,951)	64,442	(75,580)
Prepaid expenses and other current assets	(816)	4,695	(5,975)
Capitalized contract costs, net	(533,504)	(499,252)	0
Subscriber acquisition costs, net	0	0	(457,679)
Long-term notes receivables and other assets, net	20,975	(29,118)	(74,801)
Right-of-use assets	7,255	0	0
Accounts payable	5,611	(27,045)	70,525
Accrued payroll and commissions, accrued expenses, and other current and long-term liabilities	24,899	91,469	62,208
Current and long-term operating lease liabilities	(8,149)	0	0
Restructuring liability	0	0	(91)
Deferred revenue	128,624	172,905	247,500
Net cash used in operating activities	(221,592)	(220,499)	(309,332)
Cash flows from investing activities:
Capital expenditures	(10,119)	(19,412)	(20,391)
Proceeds from the sale of intangible assets	0	53,693	0
Proceeds from the sale of capital assets	878	127	776
Acquisition of intangible assets	(1,801)	(1,486)	(1,745)
Proceeds from sales of equity securities	5,430	0	0
Net cash (used in) provided by investing activities	(5,612)	32,922	(21,661)
Cash flows from financing activities:
Proceeds from notes payable	225,000	759,000	724,750
Proceeds from notes payable - related party	0	51,000	0
Repayments of notes payable	(233,100)	(522,191)	(450,000)
Borrowings from revolving line of credit	342,500	201,000	196,895
Repayments on revolving line of credit	(97,500)	(261,000)	(136,895)
Repayments of finance lease obligations	(9,781)	(12,354)	(10,007)
Payments of other long-term obligations	0	0	(2,983)
Financing costs	0	(11,317)	(18,277)
Deferred financing costs	(4,896)	(9,302)	(11,119)
Return of capital	(8,009)	(3,129)	(1,151)
Proceeds from capital contributions	4,700	4,700	0
Net cash provided by financing activities	218,914	196,407	291,213
Effect of exchange rate changes on cash	66	71	132
Net (decrease) increase in cash and cash equivalents	(8,224)	8,901	(39,648)
Cash and cash equivalents:
Beginning of period	12,773	3,872	43,520
End of period	4,549	12,773	3,872
Supplemental cash flow disclosures:
Income tax paid	661	330	219
Interest paid	252,911	239,441	207,433
Supplemental non-cash investing and financing activities:
Finance lease additions	10,197	4,569	14,633
Intangible asset acquisitions included within accounts payable, accrued expenses and other current liabilities and other long-term obligations	1,536	974	557
Capital expenditures included within accounts payable, accrued expenses and other current liabilities	2,074	128	2,531
Change in fair value of equity securities	0	0	1,314
Property acquired under build-to-suit agreements included within other long-term obligations	$ 0	$ 0	$ 2,300